Derivative financial instruments	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, U.S. treasury locks, options and forward contracts.
As of June 30, 2024, we had interest rate caps, swaps and U.S. treasury locks outstanding, with underlying variable benchmark interest rates of daily SOFR or Term SOFR, as applicable.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of June 30, 2024, we did not have cash collateral. As of December 31, 2023, we had cash collateral of $1 million from various counterparties and the obligation to return this collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of June 30, 2024 or December 31, 2023.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any losses to date.
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Condensed Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$1,197,500	$32,081	$1,150,000	$39,918
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$4,650,000	$111,379	$3,165,000	$90,696
Total derivative assets		$143,460		$130,614

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	June 30, 2024		December 31, 2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$1,105,000	$9,866	$3,590,000	$80,840
Total derivative liabilities		$9,866		$80,840

(a)The notional amount is excluded for interest rate contracts which are not yet effective.
12. Derivative financial instruments (Continued)
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Gain
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$1,180	$58,408	$76,439	$20,854
Derivative premium and amortization	2,749	4,321	5,360	5,982
Income tax effect	(614)	(8,544)	(11,286)	(4,217)
Net gain on derivatives, net of tax	$3,315	$54,185	$70,513	$22,619
We expect to reclassify approximately $79 million from accumulated other comprehensive income (“AOCI”) as a reduction in interest expense in our Condensed Consolidated Income Statements over the next 12 months.
The following table presents the effect of derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(4,594)	$2,874	$(7,837)	$(10,757)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(30,248)	29,348	60,426	47,005
(Loss) gain recognized in interest expense	$(34,842)	$32,222	$52,589	$36,248